CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,969,250	$ 1,283,282	$ 528,394
Accounts receivable, net	345,439	628,386	89,394
Due from factor, net	590,253	839,400	985,288
Inventory	4,926,094	5,225,282	2,755,358
Prepaid expenses and other current assets	1,071,330	853,044	417,900
Total current assets	8,902,366	8,829,394	4,776,334
Deferred offering costs			367,696
Property, equipment and software, net	71,803	76,657	97,265
Goodwill	10,103,812	10,103,812	18,264,822
Intangible assets, net	13,473,151	14,427,503	12,841,313
Deposits	110,962	198,341	137,794
Right of use asset, net	467,738	102,349
Total assets	33,129,832	33,738,056	36,485,224
Current liabilities:
Accounts payable	7,671,050	8,098,165	6,562,690
Accrued expenses and other liabilities	4,921,970	4,457,115	2,237,145
Deferred revenue	317,421	202,129	276,397
Due to related parties	452,055	556,225	277,635
Contingent consideration liability	12,098,475	12,098,475	12,179,476
Convertible note payable, net	100,000	2,721,800	100,000
Accrued interest payable	1,780,535	1,561,795	1,110,679
Note payable - related party	129,489	129,489	299,489
Venture debt, net of discount			6,001,755
Loan payable, current	1,329,507	1,966,250	2,502,000
Promissory note payable	10,914,831	9,000,000	3,500,000
Right of use liability, current portion	425,654	102,349
Total current liabilities	40,140,987	40,893,792	35,047,266
Convertible note payable, net			5,501,614
Loans payable, net of current portion	798,759	297,438	713,182
Derivative liability		0	2,294,720
Warrant liability			18,223
Total liabilities	40,992,853	41,191,230	43,575,005
Commitments and contingencies
Stockholders' deficit:
Additional paid-in capital	102,020,045	96,293,694	58,614,160
Accumulated deficit	(109,883,665)	(103,747,316)	(65,703,954)
Total stockholders' deficit	(7,863,021)	(7,453,174)	(7,089,781)
Total liabilities and stockholders' deficit	33,129,832	33,738,056	36,485,224
Undesignated preferred stock
Stockholders' deficit:
Preferred stock
Series A preferred stock
Stockholders' deficit:
Preferred stock
Series A Convertible Preferred Stock
Stockholders' deficit:
Preferred stock	1	1
Common stock
Stockholders' deficit:
Common stock, $0.0001 par, 1,000,000,000 shares authorized, 4,468,939 and 130,018 shares issued and outstanding as of December 31, 2022 and 2021, respectively	$ 598	$ 447	$ 13